SEGMENTED INFORMATION DISCLOSURE: Schedule of assets (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of assets

	Chile		Canada
	January 31, 2025	January 31, 2024	January 31, 2025	January 31, 2024
Equipment	$28,694	$38,935	$-	$-
Exploration and evaluation assets	710,945	700,852	258,500	-
	$739,639	$739,787	$258,500	$-